Pacer US Export Leaders ETF
Schedule of Investments
July 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS - 98.9%
Agriculture - 1.9%
Archer-Daniels-Midland Co.	679	$56,201
Philip Morris International, Inc.	562	54,598
		110,799
Apparel - 1.0%
NIKE, Inc. - Class B (a)	500	57,460

Auto Manufacturers - 1.2%
Tesla Motors, Inc. (b)	83	73,990

Auto Parts & Equipment - 0.9%
Adient PLC (b)	1,670	56,413

Biotechnology - 2.3%
Bio-Rad Laboratories, Inc. - Class A (b)	114	64,212
Moderna, Inc. (b)	447	73,348
		137,560
Building Materials - 1.0%
Johnson Controls International PLC (a)	1,107	59,678

Chemicals - 7.1%
Celanese Corp.	395	46,417
Dow, Inc.	928	49,379
Ingevity Corp. (b)	813	54,552
International Flavors & Fragrances, Inc.	460	57,063
Linde PLC (a)	184	55,568
LyondellBasell Industries NV	560	49,907
Mosaic Co.	1,062	55,925
The Chemours Co.	1,410	50,182
		418,993
Commercial Services - 0.9%
The Brink's Co.	979	55,744

Computers - 7.0%
Accenture PLC - Class A	201	61,558
Apple, Inc.	419	68,092
DXC Technology Co. (b)	1,754	55,427
Fortinet, Inc. (b)	995	59,352
Hewlett Packard Enterprise Co.	4,035	57,458
HP, Inc.	1,628	54,359
Lumentum Holdings, Inc. (a) (b)	683	61,784
		418,030
Cosmetics/Personal Care - 2.1%
Coty, Inc. - Class A (b)	8,146	59,629
The Estee Lauder Cos., Inc. - Class A	231	63,086
		122,715
Distribution/Wholesale - 1.1%
LKQ Corp.	1,159	63,559

Diversified Financial Services - 2.0%
MasterCard, Inc. - Class A	171	60,498
Visa, Inc. - Class A (a)	288	61,088
		121,586
Electrical Components & Equipment - 2.0%
Littelfuse, Inc.	219	61,073
Universal Display Corp. (a)	488	56,344
		117,417
Electronics - 5.4%
Agilent Technologies, Inc.	476	63,832
Avnet, Inc.	1,238	59,263
Keysight Technologies, Inc. (b)	409	66,503
Mettler-Toledo International, Inc. (b)	48	64,787
Trimble, Inc. (b)	918	63,737
		318,122
Food - 1.0%
Mondelez International, Inc.	944	60,454

Hand/Machine Tools - 1.0%
Kennametal, Inc.	2,204	59,177

Healthcare-Products - 9.0%
Abbott Laboratories	523	56,923
Align Technology, Inc. (b)	224	62,937
Danaher Corp.	229	66,747
PerkinElmer, Inc.	405	62,034
Repligen Corp. (b)	386	82,357
STAAR Surgical Co. (a) (b)	857	69,160
Thermo Fisher Scientific, Inc.	108	64,628
West Pharmaceutical Services, Inc.	195	66,994
		531,780
Healthcare-Services - 1.1%
IQVIA Holdings, Inc. (b)	277	66,555

Household Products/Wares - 1.1%
Avery Dennison Corp.	341	64,947

Internet - 3.1%
Alphabet, Inc. - Class A (a) (b)	516	60,021
Meta Platforms, Inc. - Class A (b)	327	52,026
Netflix, Inc. (b)	314	70,618
		182,665
Machinery-Diversified - 3.1%
Ingersoll Rand, Inc.	1,237	61,603
Nordson Corp. (a)	277	63,984
Westinghouse Air Brake Technologies Corp. (a)	636	59,447
		185,034
Media - 1.0%
News Corp. - Class A	3,465	59,390

Mining - 2.5%
Alcoa Corp. (a)	1,069	54,401
Freeport-McMoRan, Inc.	1,429	45,085
Royal Gold, Inc.	493	51,652
		151,138
Miscellaneous Manufacturing - 1.0%
General Electric Co.	807	59,645

Office/Business Equipment - 1.1%
Zebra Technologies Corp. (b)	188	67,246

Oil & Gas Services - 0.7%
Halliburton Co.	1,419	41,577

Oill & Gas - 2.6%
APA Corp.	1,177	43,749
Chevron Corp.	327	53,556
Exxon Mobil Corp.	572	55,444
		152,749
Pharmaceuticals - 2.8%
Merck & Co., Inc.	658	58,786
Pfizer, Inc. (a)	1,134	57,278
Viatris, Inc.	5,128	49,690
		165,754
Retail - 2.1%
Domino's Pizza, Inc.	151	59,209
McDonald's Corp.	241	63,472
		122,681
Semiconductors - 19.7%
Advanced Micro Devices, Inc. (b)	605	57,154
Amkor Technology, Inc.	3,049	61,498
Analog Devices, Inc.	365	62,765
Applied Materials, Inc.	564	59,773
Broadcom, Inc.	107	57,296
KLA Corp.	173	66,353
Lam Research Corp.	120	60,061
Lattice Semiconductor Corp. (b)	1,181	72,632
Microchip Technology, Inc.	895	61,630
Micron Technology, Inc.	917	56,726
MKS Instruments, Inc.	511	60,400
Monolithic Power Systems, Inc.	136	63,202
NVIDIA Corp.	338	61,391
ON Semiconductor Corp. (a) (b)	954	63,708
Power Integrations, Inc. (a)	734	62,397
Qorvo, Inc. (b)	568	59,112
Semtech Corp. (b)	977	60,896
Synaptics, Inc. (b)	422	61,169
Teradyne, Inc.	592	59,727
		1,167,890
Software - 7.9%
ANSYS, Inc. (a) (b)	238	66,400
Autodesk, Inc. (b)	303	65,545
Cadence Design System, Inc. (b)	386	71,827
Microsoft Corp.	226	63,447
MSCI, Inc.	140	67,387
PTC, Inc. (b)	520	64,158
Synopsys, Inc. (b)	188	69,090
		467,854
Telecommunications - 1.2%
Arista Networks, Inc. (a) (b)	605	70,561

Transportation - 1.0%
Expeditors International of Washington, Inc.	583	61,944
TOTAL COMMON STOCKS (Cost $5,812,883)		5,871,107

REAL ESTATE INVESTMENT TRUSTS - 1.0%
Equinix, Inc.	89	62,633
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $61,762)		62,633

SHORT-TERM INVESTMENTS - 0.1%	Principal Amount
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account, 1.600% (c)	$3,656	3,656
TOTAL SHORT-TERM INVESTMENTS (Cost $3,656)		3,656

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 13.2%	Shares
Mount Vernon Liquid Assets Portfolio, LLC, 2.020% (c)	786,171	786,171
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $786,171)		786,171

Total Investments (Cost $6,664,472) - 113.2%		6,723,567
Liabilities in Excess of Other Assets - (13.2)%		(784,806)
TOTAL NET ASSETS - 100.0%		$5,938,761

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is on loan as of July 31, 2022. The total value of securities on loan is $781,779 or 13.2% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of July 31, 2022.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2022 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 5,871,107	$ -	$ -	$ -	$ 5,871,107
Real Estate Investment Trusts	62,633	-	-	-	62,633
Short-Term Investments	3,656	-	-	-	3,656
Investments Purchased with Proceeds from Securities Lending	-	-	-	786,171	786,171
Total Investments in Securities	$ 5,937,396	$ -	$ -	$ 786,171	$ 6,723,567
^ See Schedule of Investments for industry breakouts.

For the period ended July 31, 2022, the Fund did not recognize any transfers to or from Level 3.